Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2011
Stockholders' Equity [Abstract]
Changes in Number of Shares in Stockholders' Equity
Changes in the number of shares of the Company's outstanding stock for the last three years were as follows:

	Common Stock	Treasury Stock	Shares Outstanding

Balance - December 31, 2008	236,316,873	(19,424,120)	216,892,753

Purchase of treasury stock	−	(935,178)	(935,178)
Stock issued related to the NATCO acquisition	23,637,708	237,323	23,875,031
Stock issued under stock compensation plans	−	1,668,217	1,668,217
Stock issued upon conversion of the 1.5% Convertible Debentures	3,156,891	−	3,156,891

Balance - December 31, 2009	263,111,472	(18,453,758)	244,657,714

Purchase of treasury stock	–	(3,176,705)	(3,176,705)
Stock issued under stock compensation plans	–	2,432,821	2,432,821

Balance - December 31, 2010	263,111,472	(19,197,642)	243,913,830

Purchase of treasury stock	–	(49,000)	(49,000)
Stock issued under stock compensation plans	–	1,667,245	1,667,245

Balance - December 31, 2011	263,111,472	(17,579,397)	245,532,075